INVESTMENTS	12 Months Ended
Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
INVESTMENTS
14 INVESTMENTS
14.1 Investments breakdown

	12/31/2024	12/31/2023

Investments in associates and joint ventures	453,371	355,520
Goodwill	225,486	228,887
Other investments evaluated at fair value through other comprehensive income (1)	1,138,066	23,606
	1,816,923	608,013
(1) Includes the acquisition of the equity interest in Lenzing Aktiengesellschaft (note 1.2.5). On December 31, 2024, the value of the investment was R$1,099,870 in the consolidated accounts.

14.2 Investments in associates and joint ventures

Information of investees as at				Company Participation
			12/31/2024	Carrying amount		In the income (expenses) for the year
	Equity	Income (expenses) of the year	Participation equity (%)	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Associate
Foreign
Ensyn Corporation	6	(17,776)	24.80%	2	387	(6,966)	(12,448)
Spinnova Plc (1)	507,482	(56,117)	18.77%	95,254	95,736	(19,690)	(20,109)
Simplifyber, Inc. (2)			13.91%	30,060
				125,316	96,123	(26,656)	(32,557)
Joint ventures
Domestic (Brazil)
Biomas - Serviços Ambientais, Restauração e Carbono Ltda.	17,536	(30,151)	16.66%	2,923	2,797	(4,874)	(2,203)
Ibema Companhia Brasileira de Papel	388,580	74,547	49.90%	193,901	156,703	37,199	35,161
Foreign
F&E Technologies LLC	12,756		50.00%	6,378	4,987
Woodspin Oy	249,706	(38,665)	50.00%	124,853	94,910	(19,514)	(19,780)
				328,055	259,397	12,811	13,178

Other investments evaluated at fair value through other comprehensive income
Bem Agro Integração e Desenvolvimento S.A.			5.82%	4,026
Celluforce Inc.			8.28%	27,823	23,606
Nfinite Nanotechnology Inc.			5.00%	6,347
Lenzing Aktiengesellschaft (3)			15.00%	1,099,870
				1,138,066	23,606
				1,591,437	379,126	(13,845)	(19,379)
(1)The average share price quoted on the Nasdaq First North Growth Market (NFNGM) was EUR0.95 on December 31, 2024 and EUR2.40 in December 31, 2023.
(2)On December 13, 2024, Suzano Ventures LLC acquired an equity interest in the legal entity Simplifyber, Inc., which is an indirect subsidiary of Suzano S.A.
(3)Includes the acquisition of the equity interest in Lenzing Aktiengesellschaft (note 1.2.5).